Note 5 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2020	June 30, 2021
Kamsarmax One Shipping Ltd.	9,597,000	-
Ultra One Shipping Ltd.	13,120,000	-
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	-	26,200,000
Kamsarmax Two Shipping Ltd.	14,550,000	13,900,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	10,800,000	9,400,000
Eirini Shipping Ltd.	3,300,000	4,790,000
Blessed Luck Shipowners Ltd. (short term sellers’ credit)	-	5,000,000
	51,367,000	59,290,000
Less: Current portion	(14,013,835)	(11,576,165)
Long-term portion	37,353,165	47,713,835
Deferred charges, current portion	220,081	102,991
Deferred charges, long-term portion	35,081	351,098
Long-term debt, current portion net of deferred charges	13,793,754	11,473,174
Long-term debt, long-term portion net of deferred charges	37,318,084	47,362,737

Loan from related party, current
EuroDry Ltd.	-	2,700,000

Schedule of Maturities of Long-term Debt [Table Text Block]
To June 30:
2022	11,576,165
2023	17,924,732
2024	4,576,163
2025	3,876,729
2026	3,520,595
Thereafter	17,815,616
Total	59,290,000